Related-Parties Transactions - Balances and Transaction with Related Parties (Parenthetical) (Detail) - USD ($) $ in Thousands		12 Months Ended
		May 31, 2026	May 31, 2025	May 31, 2024
Related Party Transaction [Line Items]
Operating lease right of use assets		$ 854,358	$ 793,842
Operating lease liabilities		848,841
Payment towards loans to related parties		1,405	6,371	$ 1,388
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current		7,742	6,567
Payment towards loans to related parties		1,405	6,371	$ 1,388
Metropolis Holding China Limited [Member]
Related Party Transaction [Line Items]
Operating lease right of use assets		15,694	17,350
Operating lease liabilities		15,269	17,193
Edutainment World [Member] | Long Term Investee [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current	[1]	2,476	3,070
Thaiwoo Management [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Payment towards loans to related parties		1,405
Thaiwoo Management [Member] | Equity Method Investee [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Payment towards loans to related parties	[2]	$ 1,405	$ 6,371

[1]	Although the Group can exercise significant influence over Edutainment World, the preferred shares with substantive liquidation rights are not deemed in substance common shares. Accordingly, the Group’s investment in preferred shares was accounted for as investment without readily determinable fair values in accordance with ASC 321. For the years ended May 31, 2025 and 2026, the Group provided services to Edutainment World, from which the unpaid balance was US$3,070 and US$2,476 as of May 31, 2025 and 2026, respectively. Edutainment World also provided services to the Group, and such related amounts are not material.
[2]	For the year ended May 31, 2026, the Group provided the loans in aggregate of US$1,405 to Thaiwoo Management, an equity method investee of the Group.